Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings per share [Abstract]
Earnings per share
Note 22. - Earnings per share
Basic earnings per share have been calculated by dividing the profit attributable to equity holders of the Company by the average number of outstanding shares.
Average number of outstanding diluted shares for the six-month period ended June 30, 2024 have been calculated considering the potential issuance of 3,347,305 shares (3,347,305 shares for the six-month period ended June 30, 2023) on the settlement of the Green Exchangeable Notes (Note 15) and the potential issuance of 568,582 shares (220,925 shares for the six-month period ended June 30, 2023) under the long-term incentive plans granted to employees.
Item	For the six-month period ended June 30,
	2024	2023
	($ in thousands)
Profit attributable to Atlantica	16,033	24,661
Average number of ordinary shares outstanding (thousands) - basic	116,159	116,147
Average number of ordinary shares outstanding (thousands) - diluted	119,920	119,717
Earnings per share for the period (U.S. dollar per share) - basic	0.14	0.21
Earnings per share for the period (U.S. dollar per share) - diluted (*)	0.14	0.21

(*) The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the six-month periods ended June 30, 2024, and 2023, as they have an antidilutive effect.